Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Jul. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2024 CNY (¥)	[1]	Jun. 30, 2021 CNY (¥)
Accrued Expenses and Other Liabilities [Line Items]
Deferred consideration in relation to investment							¥ 2,300
Unpaid rent		¥ 3,245	$ 457
Final payable	¥ 2,000
Ningbo Tuowei [Member]
Accrued Expenses and Other Liabilities [Line Items]
Owned share equity percentage									0.5533%
AHYS [Member]
Accrued Expenses and Other Liabilities [Line Items]
Total consideration									¥ 6,000

[1]	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2025, the outstanding balance of this deferred consideration in relation to investment is nil.